Other Non-financial Assets - Summary of Other Non-financial Assets (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Other Non Financial Assets [line items]
Other non-financial assets	$ 7,634,427	$ 8,782,988
Payments on behalf of third parties [member]
Disclosure of Other Non Financial Assets [line items]
Other non-financial assets	446,038	380,239
Advances of fee to Directors and Syndics [member]
Disclosure of Other Non Financial Assets [line items]
Other non-financial assets	10,049	6,213
Advance to Personnel [member]
Disclosure of Other Non Financial Assets [line items]
Other non-financial assets	3,558	2,810
Tax Credits [member]
Disclosure of Other Non Financial Assets [line items]
Other non-financial assets	2,208,858	655,859
Payments made in Advance [member]
Disclosure of Other Non Financial Assets [line items]
Other non-financial assets	2,331,734	1,320,929
Advances for Purchase of Assets [member]
Disclosure of Other Non Financial Assets [line items]
Other non-financial assets	487,578	4,032,303
Investment properties [member]
Disclosure of Other Non Financial Assets [line items]
Other non-financial assets	580,667	593,290
Other Sundry Assets Measured at Cost [member]
Disclosure of Other Non Financial Assets [line items]
Other non-financial assets	1,227,359	1,397,084
Assets Taken in Defense of Credits [member]
Disclosure of Other Non Financial Assets [line items]
Other non-financial assets	5,176	5,176
Others [member]
Disclosure of Other Non Financial Assets [line items]
Other non-financial assets	$ 333,410	$ 389,085